Compensation Plans (Range Of Exercise Price Of Tandem Stock Appreciation Rights) (Details) - Canadian Dollar [Member] - Tandem Stock Appreciation Rights (TSARs) [Member] - CAD / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	17,369	20,401	22,512
Weighted Average Remaining Contractual Life (years)	2 years 4 months 13 days
Outstanding, Weighted Average Exercise Price	CAD 20.21	CAD 22.30	CAD 23.11
Exercisable Number	9,981	9,951
Exercisable, Weighted Average Exercise Price	CAD 21.71	CAD 25.40
10.00 to 19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range Limit	10.00
Exercise Price, Upper Range Limit	CAD 19.99
Outstanding Number	8,015
Weighted Average Remaining Contractual Life (years)	3 years 22 days
Outstanding, Weighted Average Exercise Price	CAD 17.25
Exercisable Number	3,606
Exercisable, Weighted Average Exercise Price	CAD 18.10
20.00 to 29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range Limit	20.00
Exercise Price, Upper Range Limit	CAD 29.99
Outstanding Number	7,659
Weighted Average Remaining Contractual Life (years)	2 years 1 month 24 days
Outstanding, Weighted Average Exercise Price	CAD 20.90
Exercisable Number	4,680
Exercisable, Weighted Average Exercise Price	CAD 21.09
30.00 to 39.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range Limit	30.00
Exercise Price, Upper Range Limit	CAD 39.99
Outstanding Number	1,695
Weighted Average Remaining Contractual Life (years)	1 month 21 days
Outstanding, Weighted Average Exercise Price	CAD 31.08
Exercisable Number	1,695
Exercisable, Weighted Average Exercise Price	CAD 31.08